Income Tax And Social Contribution - Summary of Tax Effective Rate (Parenthetical) (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure Of Tax Effective Rate [Line Items]
Gross revenues	R$ 78,000